Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2018, 2019 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	3,750	5,173	2,613	400
Sales and marketing expenses	2,360	1,402	1,764	270
General and administrative expenses	5,072	4,041	3,648	560
Technology and product development expenses	2,807	1,243	1,358	208
Total	13,989	11,859	9,383	1,438

Summary of share option activities

18.  Share-based Compensation (Continued)

Share Options of the Company (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2018, 2019 and 2020 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2018	39,288,939	0.42	6.7	15.3
Granted	3,719,500	0.56
Forfeited and expired	(3,933,599)	0.47
Exercised	(4,823,106)	0.12		2.3
Outstanding as of December 31, 2018	34,251,734	0.47	6.4	—
Granted	15,794,018	0.48
Forfeited and expired	(7,128,379)	0.49
Exercised	(174,373)	0.43		—
Outstanding as of December 31, 2019	42,743,000	0.47	6.4	—
Granted	11,330,103	0.19
Forfeited and expired	(1,847,750)	0.48
Exercised	—	—		—
Outstanding as of December 31, 2020	52,225,353	0.41	6.2	—
Exercisable as of December 31, 2020	30,031,236	0.47	4.2	—
Vested and expected to vest as of December 31, 2020	41,440,258	0.43	5.5	—

Share options valuation assumption	The key assumptions used in determining the fair value of options granted during the years ended December 31, 2018, 2019 and 2020 are as follows:

For the Years Ended December 31,
	2018	2019	2020
Expected volatility rate	56.76%-57.10%	55.92%-77.98%	58.59%-74.15%
Expected dividend yield	—	—	—
Expected term (years)	2.50-6.16	1.00-6.16	0.50-6.16
Risk-free interest rate (per annum)	0.91%-2.09%	2.33%-3.12%	1.14%-2.37%